Other Current Assets - Schedule of Other Current Assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Other current assets	$ 65,579	$ 15,300
Prepaid Expenses and Advances to Vendors [Member]
Other current assets	51,020	4,811
Receivables From Sale of Subsidiary [Member]
Other current assets	2,704
Government Institutions [Member]
Other current assets	$ 11,855	$ 10,489